BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                            Annual Report
                            June 30, 1999

                                                    August 15, 1999

Dear Shareholders:

We are very pleased to present the June 1999 Annual Report of the Bullfinch Fund, Inc. This report contains the statements for both the Unrestricted Series and the Western New York Series.

We are happy to report we continue to experienced very good asset growth in the Unrestricted Series. This is despite a very rocky 3rd quarter (1st quarter calendar year 1999). We look forward to continued growth in assets in both Series. At this point in the life of the Series, asset growth continues to be most important as it allows the expense ratio of the fund to continue to decline. This report marks the first full fiscal year for the Western
New York Series (it became effective December 30, 1997).

Investments for both funds began to turn around in April of 1999 and the broader markets started to shift away from the growth style of investing and towards the value style of investing. We feel we will continue to benefit as more investors notice this shift. The Western New York Series in particular benefited from a growing recognition of small-cap and mid-cap stocks. Again, we believe the markets are in the initial stages of a broader shift in focus and that our small-cap and mid-cap holdings should benefit as this shift continues to unfold. Lastly, in what we feel is another positive indicator, nearly one-third of the companies we hold have begun buying back their own shares.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF
                                JUNE 30, 1999
                                 TOGETHER WITH
                         INDEPENDENT AUDITORS' REPORT

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             171 Sully's Trail
                             Pittsford, NY 14534
                                  716-381-1000
                                Fax 716-381-3131

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 1999, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for the years ended June 30, 1999 and 1998 and for the period from inception (February 1, 1997) to June 30, 1997. These financial statements and financial highlights and related ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing stand-ards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include-ed confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within Bullfinch Fund, Inc.) as of June 30, 1999, and the results of its operations, the change in its net assets and the financial highlights and related ratios/supplemental data for the years ended June 30, 1999 and 1998 and for the period from inception (February 1, 1997) to June 30, 1997, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Pittsford, New York
August 4, 1999

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1999

ASSETS
                                                            1999
Investments in securities, at fair value,
 identified cost $640,542                                $ 693,219

Cash                                                        82,986

Receivable for Capital Stock                               138,088

Accrued interest and dividends                                 790

Prepaid expenses                                             1,256

Due from Investment Adviser                                  1,479

Organization expenses, net of accumulated
 amortization of $1,838                                      1,500
                                                          --------
Total assets                                             $ 919,318
                                                          ========
LIABILITIES
Accounts payable                                             5,270
                                                          --------

NET ASSETS
Net assets (equivalent to $11.35
 based on 80,537.371 shares of stock outstanding)        $ 914,048
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                                $ 886,159

   Accumulated net investment loss                         (24,788)

   Net unrealized appreciation on investments               52,677
                                                         ---------

Net assets at June 30, 1999                              $ 914,048
                                                         ==========

	The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 1999

                                               Historical
Common Stocks - 100%                Shares           Cost          Value
   Computer software - 19.2%
      Oracle Corporation             3,000     $   46,411      $ 111,375
      Network Associates, Inc.       1,500         46,921         22,031
                                                 ---------       --------
                                                   93,332        133,406
   Utilities - 8.3%
      Empire District Electric Co.   1,250         21,665         32,578
      Hawaiian Electric                700         24,648         24,850
                                                ---------       --------
                                                   46,313         57,428
   Medical Products and Supplies - 7.5%
      Dentsply Intl, Inc.            1,350         30,400         38,981
      Mentor Corporation               700         17,963         13,038
                                                 ---------       --------
                                                   48,363         52,019
   Retail - 6.5%
      Dollar General Corporation     1,562         26,308         45,298

   Cosmetics - 5.8%
      Helen of Troy, Ltd.            2,250         34,440         40,359

   Electrical Equipment - 5.3%
      Baldor Electric Company        1,850         36,962         36,769

   Shoes and Leather - 5.3%
      Wolverine World Wide           2,600         44,582         36,400

   Banking and Finance - 5.1%
      Fiserv, Inc.                   1,125         22,369         35,226

   Mining - 4.7%
      Brush Wellman, Inc.            1,800         41,478         32,625

   Steel - 4.7%
      A.M. Castle & Co.              1,900         36,530         32,300

   Tobacco Products - 4.6%
      Phillip Morris                   800         28,043         32,150

   Instruments - 4.6%
      Coherent, Inc.                 1,700         34,250         31,663

   Leisure and Recreational - 4.3%
      International Game Technology  1,600         29,749         29,600

   Computers - Hardware - 3.9%
      3Com Corp.                     1,000         22,900         26,687

   Electronics Components - 3.3%
      Park Electrochemical Corp.       800         20,771         23,000

   Real Estate and Related - 3.2%
      First American Financial       1,250         21,869         22,344

   Industrial Services - 2.4%
      Olsten Corporation             2,650         44,142         16,728

   Foods and Beverages - 1.1%
      Pepsico Incorporated             200          6,975          7,738


   Entertainment - 0.2%
      Walt Disney Holding Co.           48          1,166          1,479

                                                ---------      ---------
TOTAL COMMON STOCKS                             $ 640,542      $ 693,219
                                                ---------      ---------

                                                $ 640,542      $ 693,219
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
                   FOR THE YEARS ENDED JUNE 30, 1999 AND 1998
     AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                 1999       1998          1997
INVESTMENT INCOME:
   Dividends                                  $ 10,720  $   8,559    $   1,634
   Interest                                      2,990      5,301            -
                                              --------  ---------    ---------
                                                13,710     13,860        1,634


EXPENSES:
   Management Fees                               8,102      6,599          589
   Reimbursement of Management Fees             (1,479)    (3,303)           -
   Custody Fee                                       -          -           35
   Legal and Professional                        3,750      3,000            -
   Directors' Fee                                  600        900            -
   Amortization                                    581        814          444
   Fidelity Bond                                   520        689            -
   Taxes                                           502        637            -
   Registration Fees                             1,246        676            -
   Bank Service Charges                            917        404            -
   Dues and Subscriptions                          144        110          228
                                              --------------------------------
                                                14,883     10,526        1,296
                                              --------------------------------
Investment income(loss) - net                   (1,173)     3,334          338
                                              --------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions                    (21,740)        18         514
 Unrealized appreciation (depreciation)
    during the period                           48,330     (3,930)      8,277
                                              --------------------------------
Net gain (loss) on investments                  26,590     (3,912)      8,791
                                              --------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $ 25,417    $ (578)     $ 9,129
                                              ================================

	The accompanying notes are an integral part of these statements.


                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED JUNE 30, 1999 AND 1998
    AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                 1999        1998        1997
INCREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net              $(1,173)   $  3,334   $    338
   Net realized gains (loss) from
     securities transactions                   (21,740)         18        514
   Net change in unrealized
     appreciation of investments                48,330      (3,930)     8,277
                                              -------------------------------
Increase (decrease) in net assets
     from operations                            25,417        (578)     9,129


CAPITAL SHARE TRANSACTIONS
  Sales (33,858.650, 73,972.543
     and 11,247.184 shares)                    363,607      832,796   112,471
  Redemptions (21,814.254
     and 17,275.449 shares)                   (225,795)    (202,999)        -
                                              -------------------------------
       Total capital share transactions        137,812      629,797   112,471
                                              -------------------------------
       Increase in net assets                  163,229      629,219   121,600


NET ASSETS:
   Beginning of period                         750,819      121,600         -
                                              -------------------------------
   End of period                             $ 914,048    $ 750,819 $ 121,600
                                              ===============================

	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999


(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund"), which was organized as a corporation in Mary-land on January 29, 1997, and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Series sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

      The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

      The Series has distributed its net investment income and net realized capital gains to its shareholders on December 29, 1998, June 30, 1998 and June 30, 1997 in the form of stock dividends equal to 172.798, 297.096 and 78.803 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the year ended June 30, 1999, the Series purchased $317,227 of common stock. During the same period, the Series sold $100,392 of U.S. Government obligations and $195,720 of common stock.

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      For the period ended June 30, 1997, the Series purchased $50,377 of U.S. Government obligations and $5,541 of common stock. During the same per-iod, the Series sold $7,663 of common stock and $256 of short-term in-vestments.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $134,100 and the gross unrealized depreciation for all securities totaled $81,423, or a net unrealized appreciation of $52,677. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $640,542.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.

      At June 30, 1997, the gross unrealized appreciation for all securities totaled $9,862 and the gross unrealized depreciation for all securities totaled $1,585, or a net unrealized appreciation of $8,277. The aggre-gate cost of securities for federal income tax purposes at June 30, 1997 was $104,898.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which include selecting the investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares          Amount
      Shares sold during 1997                   11,247.184     $   112,471
      Shares issued in 6/30/97 stock dividend       78.803               -
                                                ----------     -----------
                                                11,325.987         112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543         832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------

      Shares sold during 1999                   33,858.650         363,607
      Shares redeemed during 1999              (21,814.254)       (225,795)
      Shares issued in 12/29/98 stock dividend     172.798               -
                                                ----------     -----------
                                                12,217.194         137,812
                                                ----------     -----------
                                                80,537.371     $   880,080
                                                ==========     ===========




                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
                  FOR THE YEARS ENDED JUNE 30, 1999 AND 1998
   AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                 1999      1998       1997
NET ASSET VALUE, beginning of period          $ 10.99   $ 10.74    $ 10.00
                                              ------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                       (0.01)        -        .03

    Net gain on securities both realized
      and unrealized                              .40       .30        .78
                                              ------------------------------
                                                  .39       .30        .81
                                              ------------------------------
STOCK DIVIDEND                                   (.03)     (.05)      (.07)
                                              ------------------------------
NET ASSET VALUE, end of period                $ 11.35   $ 10.99    $ 10.74
                                              ==============================

NET ASSETS, end of period                     $ 914,048 $ 750,819  $ 121,600
                                              ==============================


                                              Actual    Actual      Actual *
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.0%      2.0%        1.1% *

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                           (0.2%)    0.6%         .3% *

PORTFOLIO TURNOVER RATE                        40.7%        -         6.9% *

* The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF

                                 JUNE 30, 1999

                                 TOGETHER WITH

                         INDEPENDENT AUDITORS' REPORT



                               BONADIO & CO, LLP
                          Certified Public Accountants
                             171 Sully's Trail
                             Pittsford, NY 14534
                                  716-381-1000
                                Fax 716-381-3131

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 1999, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for the year ended June 30, 1999 and for the period from inception (September 29, 1997) to June 30, 1998. These financial statements and financial highlights and related ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, the financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within Bullfinch Fund, Inc.) as of June 30, 1999, and the results of its operations, the change in its net assets and the financial highlights and related ratios/supplemental data for the year ended June 30, 1999 and for the period from inception (September 29, 1997) to June 30, 1998, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Pittsford, New York
August 4, 1999

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1999

ASSETS
                                                            1999
Investments in securities, at fair value,
 identified cost $186,431                                $ 171,006

Cash                                                        67,547

Accrued interest and dividends                                 154

Prepaid expenses                                               757

Due from Investment Adviser                                  5,924

Organization expenses, net of accumulated
 amortization of $1,100                                      2,239
                                                          --------
Total assets                                               247,627
                                                          --------
LIABILITIES
Accounts payable                                             5,423
                                                          --------


NET ASSETS
Net assets (equivalent to $9.25 per share
 based on 26,186.386 shares of stock outstanding)       $  242,204
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                               $  261,074

   Accumulated net investment loss                          (3,445)

   Net unrealized depreciation on investments              (15,425)
                                                         ----------

Net assets at June 30, 1999                             $  242,204
                                                         ==========

	The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 1999

                                               Historical
Common Stocks - 100%               Shares           Cost          Value
   Electrical Equipment - 16.8%
      PSC, Inc.                      1,950     $   18,587      $  19,134
      ACME Electric Corporation      1,750          9,171          9,516
                                                ---------       --------
                                                   27,758         28,650
   Computer Hardware - 10.2%
      Performance Technologies, Inc.   600          8,232         12,075
      3Com Corp                        200          4,600          5,338
                                                ---------       --------
                                                   12,832         17,413
   Steel - 8.1%
      Bethlehem Steel Corporation    1,000          7,894          7,687
      Gibraltar Steel Corporation      250          4,820          6,187
                                                ---------       --------
                                                   12,714         13,874
   Real Estate and Related - 7.2%
      Sovran Self Storage              250          6,891          6,734
      Home Properties of New York      200          5,623          5,525
                                                ---------       --------
                                                   12,514         12,259
   Electronic Components - 6.1%
      Astronics Corporation            605          5,021          6,050
      Paxar Corporation                500          4,192          4,438
                                                 ---------       --------
                                                    9,213         10,488
   Computer Software - 5.0%
      Comptek Research, Inc.           700          4,971          5,643
      Network Associates, Inc.         200          5,800          2,938
                                                 ---------       --------
                                                   10,771          8,581
   Industrial Materials - 5.0%
      American Precision Industries    550          9,776          5,913
      Servotronics, Inc.               600          5,624          2,550
                                                 ---------       --------
                                                   15,400          8,463
   Railroads - 4.8%
      Genessee & Wyoming, Inc.         800          9,941          8,250

   Tobacco Products - 4.7%
      Phillip Morris, Inc.             200          7,004          8,038

   Metal Fabrication and Hardware - 4.3%
      Graham Corp.                     800          6,076          7,400

   Computer Services - 4.0%
      Computer Task Group, Inc.        400         10,608          6,800

   Manufacturing - 3.7%
      Mark IV Industries, Inc.         300          6,462          6,338

   Medical Services - 3.7%
      Rural/Metro Corporation          650         11,157          6,256

   Computer Distributors - 3.0%
      Ingram Micro, Inc.               200          6,681          5,150

   Commercial Services - 2.8%
      Paychex, Inc.                    150          4,413          4,781

   Environment Services - 2.7%
      Sevenson Environmental Srvs, Inc 400          5,071          4,650

   Furniture - 2.4%
      Bush Industries, Inc.            250          6,263          4,156

   Apparel - 2.1%
      Hartmarx Corporation             850          6,665          3,559

   Industrial Services - 2.0%
      American Locker Group, Inc.      400          2,544          3,500

   Machinery - 1.4%
      Columbus McKinnon Corporation    100          2,344          2,400
                                                ---------      ---------
TOTAL COMMON STOCK                              $ 186,431      $ 171,006
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENTS OF OPERATIONS
               FOR THE YEAR ENDED JUNE 30, 1999 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                               TO JUNE 30, 1998

                                                     1999        1998
INVESTMENT INCOME:
   Dividends                                     $  2,904   $   1,705
   Interest                                             -       1,121
                                                 --------------------
                                                    2,904       2,826
                                                 --------------------
EXPENSES:
   Management Fees                                  2,042       1,214
   Reimbursement of Management Fees                (5,924)     (3,016)
   Legal and Professional                           3,750       3,000
   Directors' Fee                                     600         300
   Amortization                                       776         324
   Fidelity Bond                                      458         230
   Taxes                                              382         238
   Registration Fees                                  607         341
   Bank Service Charges                               767           -
   Dues and Subscriptions                              71           -

                                                 --------------------
                                                    3,529       2,631
                                                 --------------------
Investment income (loss) - net                       (625)        195
                                                 --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions                       (2,829)          -
   Unrealized appreciation (depreciation)
     during the period                            (18,496)      3,071
                                                 --------------------
   Net gain (loss) on investments                 (21,325)      3,071
                                                 --------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     $(21,950)   $  3,266
                                                 ====================

	The accompanying notes are an integral part of these statements.


                           WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEAR ENDED JUNE 30, 1999 AND
             FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998

                                                     1999        1998
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net                $   (625)   $    195
   Net realized gain (loss) from
     securities transactions                       (2,829)          -
   Net change in unrealized
     appreciation (depreciation) of investments   (18,496)      3,071
                                                 --------------------
Increase (decrease) in net assets from operations (21,950)      3,266


CAPITAL SHARE TRANSACTIONS
  Sales (11,777.098 and 16,850.33 shares)         108,178     172,964
  Redemptions (2,458.779 and 0 shares)            (20,254)          -
                                                 --------------------
       Total capital share transactions            87,924     172,964
                                                 --------------------
       Increase in net assets                      65,974     176,230



NET ASSETS:
   Beginning of period                            176,230           -
                                                 --------------------
   End of period                                 $242,204    $176,230
                                                 ====================

	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

      The Series' initial shareholder has agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

      The Series has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of a stock dividend equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the period ended June 30, 1999, the Series purchased $77,365 of common stock. During the same period, the Series sold $24,463 of common stock.

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $12,525 and the gross unrealized depreciation for all securities totaled $27,950, or a net unrealized depreciation of $15,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $186,431.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which include selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------
                                                16,868.067         172,964
                                                ----------     -----------
      Shares sold during 1999                   11,777.098         108,178
      Shares redeemed during 1999               (2,458.779)        (20,254)
                                                ----------     -----------
                                                 9,318.319          87,924
                                                ----------     -----------
                                                26,186.386     $   260,888
                                                ==========     ===========





                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE YEAR ENDED JUNE 30, 1999 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998

                                                   1999         1998
NET ASSET VALUE, beginning of period            $  10.45     $ 10.00
                                                 --------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)                   (0.05)        .02

    Net gain (loss) on securities both
      realized and unrealized                      (1.15)        .44
                                                 --------------------
                                                   (1.20)        .46
                                                 --------------------
STOCK DIVIDEND                                         -        (.01)
                                                 --------------------
NET ASSET VALUE, end of period                   $  9.25     $ 10.45
                                                 ====================

NET ASSETS, end of period                       $ 242,204   $ 176,230
                                                 ====================


                                                     Actual     Actual*
RATIO OF EXPENSES TO AVERAGE NET ASSETS                2.0%       2.0%*

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS  (0.4%)      0.2%*

PORTFOLIO TURNOVER RATE                               13.9%         -

* The ratios presented were calculated using operating data for the nine month period from inception (September 29, 1997) to June 30, 1998.


	The accompanying notes are an integral part of these statements.